Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2023	2024
	RMB	RMB
Accrued payroll	37,393	46,248
Deposit related to loan recommendation services*	18,260	24,325
Accrued expenses	11,664	3,490
Operating lease liabilities	2,411	543
Consideration payable of business combination	1,333	—
Payable to employees for proceeds from shares as sold	324	291
Others	18,156	20,971
Total	89,541	95,868
*

Deposits related to loan recommendation services represent the deposits the financial service providers pay to the Group for loan recommendation services, and will be paid back after the financial service providers meet their commitments.